Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended				12 Months Ended				12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2010	Mar. 22, 2010	Sep. 30, 2013 Letters of Credit [Member]	Sep. 30, 2013 Period One [Member]	Sep. 30, 2013 Period Two [Member]	Dec. 31, 2013 Subsequent Event [Member]	Sep. 30, 2013 Eurodollar Base Rate [Member] Letters of Credit [Member]	Sep. 30, 2013 Revolving Credit Facility [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Short-Term Swing Line Loans [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Minimum [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Letters of Credit [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Eurodollar Interest Rate [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Alternate Base Rate [Member]	Mar. 22, 2010 Secured Notes and Warrants [Member] Unit	Mar. 31, 2010 Secured Notes and Warrants [Member] Unit	Sep. 30, 2013 Secured Notes and Warrants [Member]	Sep. 30, 2012 Secured Notes and Warrants [Member]	Sep. 30, 2013 Secured Notes and Warrants [Member] Maximum [Member]	Jul. 31, 2013 Unsecured Notes [Member]	Jun. 30, 2013 Unsecured Notes [Member]	Jun. 30, 2011 Unsecured Notes [Member]	Nov. 30, 2010 Unsecured Notes [Member]	Sep. 30, 2013 Unsecured Notes [Member]	Sep. 30, 2012 Unsecured Notes [Member]	Sep. 30, 2011 Unsecured Notes [Member]	Feb. 28, 2007 Unsecured Notes [Member]	Sep. 30, 2013 Unsecured Notes [Member] Maximum [Member]	Sep. 30, 2013 PIK Interest Notes Issued [Member]
Debt Instrument [Line Items]
Revolving credit facility outstanding											$ 35,000,000
Face value of outstanding notes	310,000,000																		329,788,000	323,293,000						235,000,000	245,000,000				19,800,000
Credit limit, maximum capacity									30,000,000			5,000,000		35,000,000
Revolving credit facility						4,000,000
Interest rate										6.00%			8.50%		2.50%	3.50%
Interest rate spread basis points															6.00%	5.00%
Interest rate description											The minimum Eurodollar interest rate is 2.5% plus 600 basis points
Line of credit facility alternate base rate description											The minimum alternate base rate is 3.5% plus 500 basis points
Commitment fee, basis points	1.75%									0.25%
Commitment fee, amount	533,000	559,000
Line of credit facility restrictive covenants EBITDA amount							63,000,000	65,500,000
Line of credit facility restrictive covenants, period								through August 22, 2014
Percentage of loan by syndicate lenders											50.00%
Capital expenditures covenants											8,000,000
Incurrence of a civil or criminal liability	5,000,000
Net proceeds from an underwritten public offering											35,000,000
Ownership percentage for control											51.00%
Outstanding equity interests											37.50%
Long-term debt, private units value				310,000,000																									250,000,000
Long-term debt, private units number																	310,000	310,000
Debt instrument interest rate stated percentage																		12.00%	12.00%							10.25%			10.25%
Common shares called by each warrant					1.9439													1.9439
Each note face value					1,000													1,000
Debt instrument cash interest rate percentage																		10.00%
Debt instrument paid-in-kind interest rate percentage																		2.00%
Interest on overdue principal	13.00%																									11.25%
Debt instrument, maturity date																			Nov. 01, 2014							Feb. 01, 2015
Ratio of trailing twelve month Adjusted EBITDA to trailing twelve month consolidated interest expense, requirement																			Greater than 2.0 to 1.0							Greater than 2.0 to 1.0
Ratio of trailing twelve month Adjusted EBITDA to trailing twelve month consolidated interest expense, actual																			0.91 to 1.0	0.93 to 1.0						0.91 to 1.0	0.93 to 1.0
Our ratio of Adjusted EBITDA																			69,000,000	69,300,000						69,000,000	69,300,000
Consolidated Interest Expense																			75,700,000	74,900,000
Debt covenant amount debt pursuant to certain agreements																			25,000,000							360,000,000
Debt covenants amount for capital expenditures																			25,000,000							25,000,000
Debt covenants amount for capital expenditures as percentage of assets																			2.50%							2.50%
Debt covenant amount permitted subordinated debt																										35,000,000
Other debt covenants amount																			20,000,000							35,000,000
Debt covenant exemption																			If Adjusted EBITDA is at least two times Consolidated Interest Expense							If Adjusted EBITDA is at least two times Consolidated Interest Expense
Debt covenant above required threshold exemption																			Even if Adjusted EBITDA to Consolidated Interest Expense is not greater than 2.0 to 1.0							Even if Adjusted EBITDA to Consolidated Interest Expense is not greater than 2.0 to 1.0, we may make or pay
Long-term incentive plan payments annual cap																			3,000,000
Acquisition or retirement for value debt covenants amount																														10,000,000
Other payments covenant amount																					10,000,000					30,000,000
Debt default acceleration limit for other debt																			30,000,000							30,000,000
Judgment for payment against company or any material subsidiary																			30,000,000							30,000,000
Period of judgment for payment against company or any material subsidiary																			60 days							60 days
Unsecured debt redemption price as percentage of principal in case of change in control																			101.00%							101.00%
Minimum voting power required for change in control purpose																			35.00%							35.00%
Debt instrument redemption occasion																			From April 1, 2013 through September 30, 2013
Debt instrument redemption price percentage																			105.00%
Debt instrument redemption price percentage																			103.00%
Debt instrument repurchase amount																										15,000,000
Debt instrument repurchase amount																						5,000,000	5,000,000	3,000,000	2,000,000
Gains (Losses) on Extinguishment of Debt	3,913,000		939,000																							3,900,000	0	939,000
Minimum Adjusted EBITDA to consolidated interest expense ratio to maintain under covenants																										2.0
Adjusted EBITDA to Consolidated Interest Expense ratio																										0.91	0.93
Consolidated Interest Expense	75,700,000	74,934,000	73,919,000																							75,700,000	74,900,000
Debt covenant amount permitted transactions with ESOP																										25,000,000
Senior notes refinancing cost	$ 600,000,000